Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	HEALTHCARE TRIANGLE, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Registration Statement on Form S-1 is being filed solely to submit the financial statements of Healthcare Triangle, Inc. prepared in XBRL format, attached here to as Exhibits 101 and 104, respectively. All other portions of the Registration Statement remain the same and have not been revised or amended.
Entity Central Index Key	0001839285
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE